Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Summary Of Intangible Assets and Accumulated Amortization Included In The Consolidated Statements of Condition
The following is a summary of other intangible assets included in the Consolidated Statements of Condition:

	December 31, 2017			December 31, 2016
(Dollars in thousands)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Core deposit intangibles (a)	$160,650	$(8,176)	$152,474	$16,850	$(4,721)	$12,129
Customer relationships (a)	77,865	(50,777)	27,088	54,865	(46,302)	8,563
Other (a) (b)	5,622	(795)	4,827	555	(230)	325
Total	$244,137	$(59,748)	$184,389	$72,270	$(51,253)	$21,017

(a)	2017 increase primarily associated with the CBF and/or Coastal acquisitions.

(b)	Balance primarily includes noncompete covenants, as well as $.3 million related to state banking licenses not subject to amortization.

Schedule of Estimated Aggregate Amortization Expense for Intangible Assets	As of December 31, 2017 the estimated aggregated amortization expense is expected to be:

(Dollars in thousands)
Year	Amortization
2018	$26,174
2019	25,108
2020	21,422
2021	19,787
2022	17,631

Summary Of Gross Goodwill And Accumulated Impairment Losses And Write-Offs Detailed By Reportable Segments
The following is a summary of goodwill by reportable segment included in the Consolidated Statements of Condition as of December 31, 2017 ,2016 and 2015.

(Dollars in thousands)	Regional Banking	Fixed Income	Total
December 31, 2014	$47,928	$98,004	$145,932
Additions	45,375	—	45,375
December 31, 2015	$93,303	$98,004	$191,307
Additions	64	—	64
December 31, 2016	$93,367	$98,004	$191,371
Additions (a)	1,150,518	44,964	1,195,482
December 31, 2017	$1,243,885	$142,968	$1,386,853

(a) See Note 2 - Acquisitions and Divestitures for further details regarding goodwill related to acquisitions.